Accounts Receivable, Net - Summary of Movement in the Allowances for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of the year	¥ 42,914	$ 6,044	¥ 39,166	¥ 24,215
Provisions/(Reversals)	(4,518)	(636)	3,748	3,593
Balance at the end of the year	38,396	5,408	42,914	39,166
Accounting Standards Update 2016-13 [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASC 326	¥ 0	$ 0	¥ 0	¥ 11,358